Note 22 - Advance On Sale Of Project Development Rights (Detail) (USD $)	0 Months Ended	3 Months Ended		6 Months Ended				5 Months Ended	7 Months Ended
	Mar. 02, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Jul. 28, 2011 Crofton Hills Project [Member]	Jul. 28, 2011 Crofton Hills Project [Member]
Advance On Sale Of Project Development Rights	$ 1,000,000
Revenues		1,878,615	1,086,522	15,577,657	6,268,143			1,250,000	2,250,000
Deferred Revenue						$ 879,000	$ 929,000	$ 500,000	$ 500,000